Group information - Additional Information (Detail) - Entities		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021
Disclosure of subsidiaries [line items]
Number of joint ventures	4	4
Adyah Solar Energy Private Limited
Disclosure of subsidiaries [line items]
Date of disposal		Feb. 15, 2021
ReNew Americas Inc
Disclosure of subsidiaries [line items]
Dissolution term		ReNew Americas Inc. was dissolved in November 2020